Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities

LAIX Inc. (the “Company”) was incorporated on August 19, 2013 under the law of Cayman Islands as an exempted company with limited liability. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in providing online English learning services through its Liulishuo mobile app in the People’s Republic of China (the “PRC”). Users can purchase the Company’s services by subscribing the courses either directly from the Company or through authorized online commerce platform partners.

As of December 31, 2018, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
LingoChamp US Inc.	Established on August 15, 2017	US	100%	AI lab operation
LingoChamp (HK) Limited	Established on August 29, 2013	Hong Kong	100%	Investment holding
Yuguan Information Technology (Shanghai) Co., Ltd. (“Yuguan WFOE”)	Established on November 19, 2013	PRC	100%	Technology development
Yuling Culture Communication (Shanghai) Co., Ltd. (“Yuling WFOE”)	Established on October 13, 2015	PRC	100%	Provision of cross-border loan arrangement
Variable Interest Entities (“VIEs”)
Shanghai Liulishuo Information and Technology Co., Ltd. (“Shanghai Liulishuo” or “Shanghai Liulishuo VIE”)	Established on May 17, 2013	PRC	100%	Provision of English learning services
Shanghai Mengfan Culture Communication Co., Ltd. (“Mengfan” or “Mengfan VIE”)	Established on December 8, 2014	PRC	100%	Provision of marketing support services
Jiangsu Liulishuo Education Technology Co., Ltd (“Jiangsu Liulishuo” or “Jiangsu Liulishuo VIE”)	Established on January 15, 2018	PRC	100%	Inactive

(b)	Reorganization

The Group started its business through Shanghai Liulishuo VIE. To facilitate offshore financing, an offshore corporate structure was formed in 2013 (“the Reorganization”), which was carried out as follows:

1)	On August 19, 2013, the Company was incorporated in the Cayman Islands by the founders.

2)	On August 29, 2013, LingoChamp HK was incorporated in Hong Kong with 100% ownership by the Company.

3)	On November 19, 2013, Yuguan WFOE was incorporated in the PRC with 100% ownership by LingoChamp HK.

By entering into a series of commercial agreements in 2013 and 2014 and revised in May 2018 (the “VIE Agreements”), Shangahi Liulishuo, Mengfan and Jiangsu Liulishuo became VIEs on December 19, 2013, December 8, 2014 and May 29, 2018, respectively, whose primary beneficiary is Yuguan WFOE and shareholders of Shanghai Liulishuo, Mengfan and Jiangsu Liulishuo became the “Nominee Shareholders” of Shanghai Liulishuo, Mengfan and Jiangsu Liulishuo, respectively. The Company has therefore consolidated the financial statements of VIEs.

Please refer to below discussions for the contractual agreements.

(c)	VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing internet and other business in the PRC. To comply with the relevant PRC laws and regulations, the Company operates substantially all of its business through its VIEs. To provide the Company the control of the VIEs, Yuanguan WFOE entered into a series of contractual arrangements with the VIEs or its equity holders as follows:

Contractual Agreements with VIEs

Exclusive Technology Services Agreements

Under the exclusive technology services agreements entered into between the VIEs and Yuguan WFOE, Yuguan WFOE has the exclusive right to provide to the VIEs technology support, business management consulting, marketing consultation, products research and development and technology services which are related to all of the business operations of the VIEs. Yuguan WFOE owns the exclusive ownership of intellectual property rights created because of the performance of this agreement. In return for these services, the VIEs shall pay Yuguan WFOE an annual service fee, which subject to the determination by Yuguan WFOE at its sole discretion. The term of this agreement will expire in 30 years from its establishment and then be automatically renewed except that Yuguan WFOE is entitled to terminate the agreement upon the expiration of such 30-year term as long as a 30-day prior written termination notice is provided to the VIEs. There was no service fee paid and payable from the VIEs to Yuguan WFOE for the years ended December 31, 2016 and 2017, and the service fee charged by Yuguan WFOE to the VIEs for the year ended December 31, 2018 was RMB 285,240 in total. As of December 31, 2018, RMB 108,936 service fee was remaining to be paid by the VIEs.

Exclusive Call Option Agreements

Under the exclusive call option agreements entered into among the VIEs, Yuguan WFOE and each of the equity holders of the VIEs, each of the equity holders of the VIEs irrevocably granted Yuguan WFOE an exclusive option to purchase, or have its designated representatives to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in the VIEs and all or part of assets of the VIEs. Yuguan WFOE or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. The exercise prices for the VIEs shall be the higher of the capital contribution amount for the relevant equity interests, or net book value of such assets, or the lowest allowable purchase amount permitted by the PRC law. Without Yuguan WFOE’s prior written consent, the VIEs’ equity holders shall not sell, transfer, mortgage or otherwise dispose their equity interests in the VIEs. The agreements expire upon transfer of all equity interest and assets of the VIEs to Yuguan WFOE or its designated representatives.

Proxy Agreements

Pursuant to the proxy agreements entered into among Yuguan WFOE, the VIEs and each of the equity holders of the VIEs, each equity holder of the VIEs irrevocably undertakes to appoint a PRC citizen designated by Yuguan WFOE as the attorney-in-fact to act on his behalf to exercise all of his rights as equity holders of the VIEs, including but not limited to the right to convene and attend shareholders’ meeting, voting on all matters of the VIEs under their Articles of Association, nominating and appointing the directors and other senior management members of the VIEs. Each proxy agreement has an initial term of 30 years and shall be automatically renewed unless otherwise notified by Yuguan WFOE.

Equity Pledge Agreements

Pursuant to the equity pledge agreements among Yuguan WFOE, the VIEs and the equity holders of the VIEs, the equity holders of the VIEs shall pledge all of their equity interests in the VIEs to Yuguan WFOE to guarantee the performance by the VIEs and the equity holders’ performance of their respective obligations under the exclusive call option agreements, exclusive technology services agreements, the proxy agreements and the equity pledge agreements. The pledge will be effective upon registration with the local branch of the SAIC. In enforcing the pledge, if the VIEs and/or their shareholders breach their contractual obligations under those agreements, Yuguan WFOE, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests.

Spousal Consent Letters

Each spouse of the married equity holders of the VIEs entered into a Spousal Consent Letter, which unconditionally and irrevocably agreed that the equity interests in the VIEs held by and registered in the name of their spouse will be disposed of pursuant to the equity pledge agreements, the exclusive call option agreements, and the proxy agreements. Each spouse agreed not to assert any rights over the equity interests in the VIEs held by their spouse. In addition, in the event that any of them obtains any equity interests in the VIEs held by their spouse for any reason, they agreed to be bound by similar obligations and agreed to enter into similar contractual agreements.

Through the aforementioned contractual agreements, the Company has the ability to:

•

exercise effective control over the VIEs whereby having the power to direct Shanghai Liulishuo VIE, Mengfan VIE and Jiangsu Liulishuo VIE’s activities that most significantly drive the economic results of them;

•

receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from Shanghai Liulishuo, Mengfan and Jiangsu Liulishuo as if it was their sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in Shanghai Liulishuo, Mengfan and Jiangsu Liulishuo.

Management therefore concluded that the Company, through the above contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements.

(d)	Combined financial information of the VIEs

The following combined financial information of the Group’s VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2017	2018
Assets
Current assets
Cash and cash equivalents	20,266	58,068
Accounts receivable, net	7,236	14,403
Amounts due from inter-company entities	8,747	3,185
Prepayments and other current assets	19,571	93,320

Total current assets	55,820	168,976

Non-current assets
Property and equipment, net	2,803	15,004
Other non-current assets	962	7,250
Deferred tax assets	—	16,940

Total non-current assets	3,765	39,194

Total assets	59,585	208,170

Liabilities
Current liabilities
Accounts payable	64,404	58,038
Amounts due to inter-company entities	8,169	144,029
Deferred revenue, current	115,537	477,595
Salary and welfare payable	10,639	44,774
Tax payable	7,598	46,031
Accrued liabilities and other current liabilities	40,972	14,999

Total current liabilities	247,319	785,466

Deferred revenue, non-current	908	32
Other non-current liabilities	1,000	1,000

Total non-current liabilities	1,908	1,032

Total liabilities	249,227	786,498

	For the years ended December 31,
	2016	2017	2018
Net revenues	12,295	165,153	637,034
Net loss	(31,671)	(170,886)	(387,668)

	For the years ended December 31,
	2016	2017	2018
Net cash provided by /(used in) operating activities	2,200	(15,837)	48,285
Net cash used in investing activities	(102)	(3,172)	(15,538)
Net cash provided by financing activities	—	36,797	5,055

Net increase in cash and cash equivalents	2,098	17,788	37,802

In accordance with the aforementioned agreements, the Company has power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without restrictions. Therefore the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the respective VIE, except for registered capital, as of December 31, 2017 and 2018. As the VIEs are incorporated as limited liability Companies under the PRC Company Law, the creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

The VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets mainly include leasehold improvements, computers and network equipment. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of the VIEs as it did not meet the recognition criteria set in ASC 350-30-25.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

(e)	Risks associated with VIE arrangements

Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIEs. Although the Group believes that the contractual arrangements among its equity holders and Yuguan WFOE comply with PRC law and are legally enforceable. However, the Company cannot assure that the PRC regulatory authorities will not adopt any new regulation to restrict or prohibit foreign investments in the internet related business through contractual arrangements in the future or that it will not determine that the ownership structure and contractual arrangements violate PRC laws, rules or regulations. If the Company and its consolidated VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

(a)	revoking the business licenses of such entities;

(b)	discontinuing or restricting the conduct of any transactions between the Company’s PRC subsidiaries and the VIEs;

(c)

imposing fines, confiscating the income of the VIEs or the Company’s PRC subsidiaries, or imposing other requirements with which the Company or its PRC subsidiaries and consolidated VIEs may not be able to comply;

(d)

requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over the VIEs; or

(e)	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in China.

If the imposition of any of these penalties precludes the Company from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIEs or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIEs except to the extent that the Company receives payments from VIEs under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations.

On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”), according to which, variable interest entities that are controlled via contractual arrangements would also be deemed as FIEs, if they are ultimately “controlled” by foreign investors.

In March 2019, the PRC National People’s Congress promulgated the Foreign Investment Law, or the 2019 PRC Foreign Investment Law, which will become effective on January 1, 2020 and will replace the major existing laws and regulations governing foreign investment in the PRC. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. As the 2019 PRC Foreign Investment Law is newly adopted and relevant government authorities may promulgate more laws, regulations or rules on the interpretation and implementation of the 2019 PRC Foreign Investment Law, the possibility can’t be ruled out that the VIE structure adopted by the Group may be deemed as a method of foreign investment by, any of such future laws, regulations and rules, which cause significant uncertainties as to whether the Group’s VIE structures would be treated as a method of foreign investment. If the Group’s VIE structure would be deemed as a method of foreign investment under any of such future laws, regulations and rules, and any of the Group’s businesses operation would fall in the “negative list” for foreign investment that is subject to any foreign investment restrictions or prohibitions, the Group would be required to take further actions to comply with such laws, regulations and rules, which may materially and adversely affect the Group’s current corporate structure, corporate governance, business, financial conditions and results of operations.

In accordance with the VIE arrangements, the Group has power to direct activities of the VIEs, and can have assets transferred out of the VIEs. Therefore, the Group considers that there is no assets of the VIEs can be used only to settle their obligations.